PROPERTY, PLANT AND EQUIPMENT - Disclosure of Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 15,325
Balance at end of period	15,172	$ 15,325
Reversal of impairment loss	206
Right-of-use assets	1,443	1,551
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	20,342	18,004
Additions (cash and non-cash)	893	1,419
Dispositions	(183)	(1,173)
Acquisitions through business combinations	439	2,518
Transfers and assets reclassified as held for sale	(184)	(139)
Foreign currency translation and other	(780)	(287)
Balance at end of period	20,527	20,342
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,017)	(4,022)
Dispositions	111	553
Transfers and assets reclassified as held for sale	114	103
Foreign currency translation and other	119	29
Depreciation/depletion/impairment expense	(682)	(1,680)
Balance at end of period	$ (5,355)	$ (5,017)